Income Taxes and Distributions	12 Months Ended
Dec. 31, 2012
Income Taxes and Distributions [Abstract]
Income Taxes and Distributions

18. Income Taxes and Distributions

We elected to be taxed as a REIT commencing with our first taxable year. To qualify as a REIT for federal income tax purposes, at least 90% of taxable income (excluding 100% of net capital gains) must be distributed to stockholders. REITs that do not distribute a certain amount of current year taxable income in the current year are also subject to a 4% federal excise tax. The main differences between undistributed net income for federal income tax purposes and financial statement purposes are the recognition of straight-line rent for reporting purposes, basis differences in acquisitions, recording of impairments, differing useful lives and depreciation and amortization methods for real property and the provision for loan losses for reporting purposes versus bad debt expense for tax purposes.

Cash distributions paid to common stockholders, for federal income tax purposes, are as follows for the periods presented:

	Year Ended December 31,
	2012	2011	2010
Per Share:
Ordinary income	$1.5000	$1.1472	$0.7774
Return of capital	1.3376	1.4227	1.7408
Long-term capital gains	0.1176	0.1059	0.0190
Unrecaptured section 1250 gains	0.0048	0.1592	0.2028
Totals	$2.9600	$2.8350	$2.7400

Our consolidated provision for income taxes is as follows for the periods presented (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Current	$4,785	$389	$319
Deferred	2,827	999	45
Totals	$7,612	$1,388	$364

REITs generally are not subject to U.S. federal income taxes on that portion of REIT taxable income or capital gain that is distributed to stockholders. For the tax year ended December 31, 2012, as a result of acquisitions located in Canada and the United Kingdom, we were subject to foreign income taxes under the respective tax laws of these jurisdictions. The provision for income taxes for the year ended December 31, 2012 primarily relates to state taxes, foreign taxes, requirements of ASC 740-10, and taxes on TRS income.

For the tax year ended December 31, 2012, the Canadian and United Kingdom tax expense amount included in the consolidated provision for income taxes was $596,000. We did not hold an interest in any entity located in a foreign jurisdiction for the years ended December 31, 2011 and 2010.

A reconciliation of income tax expense, which is computed by applying the federal corporate tax rate for the years ended December 31, 2012, 2011 and 2010, to the income tax provision/(benefit) is as follows for the periods presented (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Tax at statutory rate on earnings from continuing operations before unconsolidated entities, noncontrolling interests and income taxes	$64,979	$54,750	$26,111
Increase in valuation allowance	9,234	(4,732)	317
Tax at statutory rate on earnings not subject to federal income taxes	(72,640)	(48,630)	(26,064)
Other differences	6,039	-	-
Totals	$7,612	$1,388	$364

Each TRS and foreign entity subject to income taxes is a tax paying component for purposes of classifying deferred tax assets and liabilities. The tax effects of taxable and deductible temporary differences, as well as tax attributes, are summarized as follows for the periods presented (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Property, primarily differences in depreciation and amortization, the tax basis of land assets and the treatment of interests and certain costs	$(2,144)	$(1,577)	$(29)
Operating loss and interest deduction carryforwards	8,552	1,488	7,080
Expense accruals and other	4,372	5,749	1,980
Valuation allowance	(12,199)	(2,965)	(7,697)
Totals	$(1,419)	$2,695	$1,334

At December 31, 2012, we recorded a valuation allowance related to the deferred tax assets of our U.S. taxable REIT subsidiaries and Canadian entities. These tax attributes are carried forward in order to offset taxable income in future years. The valuation allowances have been established for these assets based upon our assessment of whether it is more likely than not that such assets may not be realized. During the year ended December 31, 2012, the valuation allowance increased primarily due to additional deferred tax assets recorded for Canadian net operating losses. At December 31, 2012, we had a net operating loss (“NOL”) carryforward related to Canadian entities of $32,061,000. These Canadian losses have a 20-year carryforward period. The valuation allowance rollforward is summarized as follows for the periods presented (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Beginning balance	$2,965	$7,697	$7,380
Additions	9,234	-	317
Deductions	-	(4,732)	-
Ending balance	$12,199	$2,965	$7,697

As a result of certain acquisitions, we are subject to corporate level taxes for any related asset dispositions that may occur during the ten-year period immediately after such assets were owned by a C corporation (“built-in gains tax”). The amount of income potentially subject to this special corporate level tax is generally equal to the lesser of (a) the excess of the fair value of the asset over its adjusted tax basis as of the date it became a REIT asset, or (b) the actual amount of gain. Some but not all gains recognized during this period of time could be offset by available net operating losses and capital loss carryforwards. As of December 31, 2012, we have acquired an additional 40 assets with built-in gains as of the date of acquisition that could be subject to the built-in gains tax if disposed of prior to the expiration of the applicable ten-year period. We have not recorded a deferred tax liability as a result of the potential built-in gains tax based on our intentions with respect to such properties and available tax planning strategies.

Under the provisions of the REIT Investment Diversification and Empowerment Act of 2007 (“RIDEA”), for taxable years beginning after July 30, 2008, the REIT may lease “qualified health care properties” on an arm's-length basis to a TRS if the property is operated on behalf of such subsidiary by a person who qualifies as an “eligible independent contractor.” Generally, the rent received from the TRS will meet the related party rent exception and will be treated as “rents from real property.” A “qualified health care property” includes real property and any personal property that is, or is necessary or incidental to the use of, a hospital, nursing facility, assisted living facility, congregate care facility, qualified continuing care facility, or other licensed facility which extends medical or nursing or ancillary services to patients. We have entered into various joint ventures that were structured under RIDEA. Resident level rents and related operating expenses for these facilities are reported in the consolidated financial statements and are subject to federal taxes as the operations of such facilities are included in a TRS. Certain net operating loss carryforwards could be utilized to offset taxable income in future years.

Generally, we are subject to audit under the statute of limitations by the Internal Revenue Service (“IRS”) for the year ended December 31, 2008 and subsequent years and are subject to audit by state taxing authorities for the year ended December 31, 2007 and subsequent years. In the future, we will be subject to audit by the Canada Revenue Agency (“CRA”) and provincial authorities generally for periods subsequent to our REIT acquisition in May 2012 related to entities acquired or formed in connection with the acquisition, and by HM Revenue & Customs for periods subsequent to our REIT acquisition in August 2012 related to entities acquired or formed in connection with the acquisition.

At December 31, 2012, we had a net operating loss (“NOL”) carryforward related to the REIT of $96,253,000. Due to our uncertainty regarding the realization of certain deferred tax assets, we have not recorded a deferred tax asset related to NOLs generated by the REIT. These amounts can be used to offset future taxable income (and/or taxable income for prior years if an audit determines that tax is owed), if any. The REIT will be entitled to utilize NOLs and tax credit carryforwards only to the extent that REIT taxable income exceeds our deduction for dividends paid. The NOL carryforwards will expire through 2032.

We apply the rules under ASC 740-10 “Accounting for Uncertainty in Income Taxes” for uncertain tax positions using a “more likely than not” recognition threshold for tax positions. Pursuant to these rules, we will initially recognize the financial statement effects of a tax position when it is more likely than not, based on the technical merits of the tax position, that such a position will be sustained upon examination by the relevant tax authorities. If the tax benefit meets the “more likely than not” threshold, the measurement of the tax benefit will be based on our estimate of the ultimate tax benefit to be sustained if audited by the taxing authority. The following table summarizes the activity related to our unrecognized tax benefits for the periods presented (dollars in thousands):

	Year Ended December 31,
	2012	2011
Gross unrecognized tax benefits at beginning of year	$6,098	$-
Increases (decreases) in unrecognized tax benefits related to a prior year	(248)	-
Increases (decreases) in unrecognized tax benefits related to the current year	394	6,098
Lapse in statute of limitations for assessment	(146)	-
Gross unrecognized tax benefits at end of year	$6,098	$6,098

Of the total $6,098,000 of total liability for gross unrecognized tax benefits at December 31, 2012, $5,916,000 (exclusive of accrued interest and penalties) relates to the April 1, 2011 Genesis HealthCare Corporation transaction (“Genesis Acquisition”) and is included in accrued expenses and other liabilities on the consolidated balance sheet. As a part of the Genesis Acquisition, we received a full indemnification from FC-GEN Operations Investment, LLC covering income taxes or other taxes as well as interest and penalties relating to tax positions taken by FC-GEN Operations Investment, LLC prior to the acquisition. Accordingly, an offsetting indemnification asset is recorded in receivables and other assets on the consolidated balance sheet. Such indemnification asset is reviewed for collectability periodically.

There is no amount of unrecognized tax benefits, currently accrued for, that would have a material impact on the effective tax rate to the extent that would be recognized. There were insignificant uncertain tax positions as of December 31, 2012 for which it is reasonably possible that the amount of unrecognized tax benefits would decrease during 2013. Interest and penalties totaled $299,000 and $815,000, respectively, for the year ended December 31, 2012 and are included in income tax expense. Of these amounts, $221,000 and $638,000 of interest and penalties, respectively, relate to the Genesis Acquisition and are offset by the indemnification asset.